SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
NOTE 12 - SHARE-BASED COMPENSATION

Share based compensation expenses for periods prior to the consummation of the Combination relate to the share options granted by CAG Cayman to the employees and directors of Cenntro. For the years ended December 31, 2021, 2020 and 2019, total share-based compensation expenses allocated from CAG Cayman were $1,128,325, $3,364,217 and $4,923,509, respectively.

Share options granted by CAG Cayman to employees of the Company

On February 10, 2016, CAG Cayman adopted the 2016 Share Incentive Option Plan (the “2016 Plan”), which allowed CAG Cayman to grant options to the employees and directors of Cenntro to purchase up to 14,139,360 ordinary shares of CAG Cayman subject to vesting requirements. On April 17, 2018, CAG Cayman expanded the share reserve under the 2016 Plan, increasing the number of ordinary shares available for issuance under the 2016 Plan by an additional 10,484,797 ordinary shares for a total 24,624,157 ordinary shares. Generally, the options granted under the 2016 Plan became exercisable during the term of the optionee’s service with CAG Cayman in five equal annual instalments of 20% each. The expiration dates of the options are between six and eight years from the respective grant dates as stated in the option grant letters.

On March 7 and May 31, 2016, CAG Cayman granted 12,169,840 options and 650,000 options to the employees and directors of the Company to purchase CAG Cayman’s ordinary shares at exercise prices ranging from $0.2000 to $1.2092 per share. The options have a contractual term ranging from six years to eight years.

On August 1 and December 31, 2017, CAG Cayman granted 6,300,000 options and 2,580,000 to the employees and directors of the Company to purchase CAG Cayman’s ordinary shares at exercise prices ranging from $1.6500 to $1.8792 per share.

Modification of share options

In connection with the Combination, CAG Cayman amended and restated the 2016 Plan, adopting the Amended 2016 Plan. In connection with the closing of the Combination, each employee stock option outstanding under the Amended 2016 Plan immediately prior to the closing of the Combination was converted into an option to purchase a number of ordinary shares equal to the aggregate number of shares for which such stock option was exercisable immediately prior to the closing of the Combination multiplied by the Exchange Ratio of 0.71563. As a result, the 12,891,130 options granted by CAG Cayman prior to the closing of the Combination under the 2016 Plan were converted into 9,225,271 options of CEGL. The exercise price of such options modified to equal the exercise price per share of such stock option immediately prior to the closing of the Combination divided by the Exchange Ratio.

The conversion of the incentive stock options of CAG Cayman under the Amended 2016 Plan into incentive stock options of CEGL was deemed a modification at closing of the Combination, which is the modification date. There were, no incremental fair value recorded immediately before and after the modification date.

A summary of share options activity for the years ended December 31, 2021, 2020 and 2019 is as follows:

	Number of Share Options	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Years	Aggregate Intrinsic Value US$
Outstanding at January 1, 2019	21,036,130	1.03	5.60	27,246,206
Granted	580,000	2.21
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2019	21,616,130	1.07	4.69	28,639,946
Granted	-	-
Exercised	-	-
Forfeited	(2,640,000)	1.66
Expired	-	-
Outstanding at December 31, 2020	18,976,130	0.98	3.56	24,410,306
Granted	-	-
Exercised	-	-
Forfeited	(5,492,000)	1.42
Expired	(593,000)	1.19
Outstanding at December 31, 2021	12,891,130	0.79
Modification of option as of 30/12/2021	9,225,271	1.10
Outstanding at December 31, 2021	9,225,271	1.10	2.60	42,799,081
Expected to vest at December 31, 2021	486,623	2.86	5.02	1,399,353
Exercisable as of December 31, 2021	8,738,648	1.00	2.46	41,399,727

No option was exercised for the years ended December 31, 2021, 2020 and 2019.

The Company calculated the fair value of the share options on the grant date and modification date using the Black-Scholes option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	For the Year Ended December 31,
	2021		2020	2019
	Modification	Before Modification
Expected volatility	58.09%-91.85%	82.33%-93.48%	82.33%-93.48%	82.33%-93.48%
Expected dividends yield	0%	0%	0%	0%
Risk-free interest rate per annum	0.06%-1.36%	1.84%-2.40%	1.84%-2.40%	1.84%-2.40%
The fair value of underlying ordinary shares (per share)	US$5.74	US$1.21-US$2.92	US$1.21-US$2.92	US$1.21-US$2.92

The expected volatility is calculated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. The risk-free interest rate is estimated based on the yield to maturity of US treasury bonds based on the expected term of the incentive shares.

As of December 31, 2021, there was approximately $2,189,201 of total unrecognized compensation cost related to unvested share options. The unrecognized compensation costs are expected to be recognized over a weighted average period of approximately 2.05 years.